UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                               -----------------
Check here if Amendment [X]; Amendment Number:

This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
Address: 500 Campus Dr., Suite 220
         Florham Park, NJ 07932

Form 13F File Number: 28- 10125
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard T. Allorto, Jr.
Title: Manager of Financial Reporting
Phone: 973-437-1013

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.     Florham Park, NJ         8/5/03
---------------------------   ------------------       -----------
[Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28__________________    ______________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ---------------

Form 13F Information Table Entry Total:       8
                                         ---------------

Form 13F Information Table Value Total:     $552,440
                                         ---------------
                                          (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.               Form 13F File Number      Name

_________          28-___________________    ______________________________

[Repeat as necessary.]

                           Form 13F Information Table


COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7         COLUMN 8
--------             ---------------   --------   --------  -------------------   -----------   -----------    -------------------

                                                     VALUE    SHRS OR  SH/  PUT/     INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL     DISCRETION     MANAGERS     SOLE   SHARED NONE
--------------        ----------------   -------   ---------- --------------------   -----------   ------------  ----   ------ ----

Moore Corp. Ltd.            Com          615785102  137,117   13,096,155  SH          Sole           None               Sole

WestPoint Stevens, Inc.     Com          961238102    2,776    6,308,931  SH          Sole           None               Sole

DT Industries, Inc.         Com          23333J108      183      141,700  SH          Sole           None               Sole

Endo Pharmaceutical
Holdings, Inc.              Com          29264F205  185,101   13,721,328  SH        Shared-other     Kelso & Co.        Sole

Regal Entertainment
Group                       CL A         758766109  165,557    9,223,244  SH          Sole           None               Sole

Alderwoods Group, Inc.      Com          014383103    4,358    1,245,552  SH          Sole           None               Sole




Allied Waste
Industries Inc.             Com          019589308   56,241    6,816,666  SH          Sole           None               Sole

Washington Group
International, Inc.         Com          938862208    1,107       63,133  SH          Sole           None               Sole